ORGANISATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
ORGANISATION AND NATURE OF OPERATIONS
ORGANISATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANISATION AND NATURE OF OPERATIONS

D-Market Elektronik Hizmetler ve Ticaret A.Ş. (“D-Market” or “Hepsiburada” or together with its subsidiaries the “Group”) was established in April 2000. D-Market currently operates as a retail website (www.hepsiburada.com) offering its retail customers a wide selection of merchandise including electronics and non-electronics (including books, sports, toys, kids and baby products, cosmetics, furniture, etc.). As of 31 December 2025, the controlling shareholder of D-Market is Joint Stock Company Kaspi.kz. (Note 15).

On 6 July 2021, the Company completed an initial public offering (“IPO”) of 65,251,000 American Depositary Shares (“ADSs”) representing 65,251,000 Class B ordinary shares, at a price to the public of $12.00 per ADS on Nasdaq. The offering included 41,670,000 ADSs offered by the Company and 23,581,000 ADSs offered by a selling shareholder, which included 8,511,000 ADSs sold by the selling shareholder pursuant to the underwriters’ exercise in full of their over-allotment option. The ADSs began trading on the Nasdaq Global Select Market under the ticker symbol “HEPS” on 1 July 2021.

On 17 October 2024, the Group’s then-controlling shareholders, being Hanzade Vasfiye Doğan Boyner, and Vuslat Doğan Sabancı, Yaşar Begümhan Doğan Faralyalı, Arzuhan Doğan Yalçındağ and Işıl Doğan (collectively, the “Selling Shareholders”), entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Joint Stock Company Kaspi.kz (“Kaspi.kz”), a joint stock company incorporated under the laws of Kazakhstan, for all outstanding Class A shares and Class B shares of the Company held by the Selling Shareholders, corresponding to 65% of the Group’s share capital. The transaction was approved by the Turkish Competition Board, the Banking Regulation and Supervision Agency, the Information Technologies and Communications Authority and the Central Bank of the Republic of Türkiye and was completed on 29 January 2025, on which date Kaspi.kz became our new controlling shareholder (the “Change of Control”). Following the Change of Control, in accordance with former Article 7/A of the Articles of Association, all outstanding Class A shares were converted into Class B shares.

As of 31 December 2025, the Group has 3,611 employees (2024: 3,743). The address of the registered office is as follows:

Kuştepe Mahallesi, Mecidiyeköy Yolu Caddesi No:

12 Tower 2 Floor 2

Şişli, Istanbul — Türkiye

Subsidiaries

The subsidiaries included in these consolidated financial statements are as follows:

◾	D Ödeme Elektronik Para ve Ödeme Hizmetleri A.Ş. (“D-Ödeme” or “Hepsipay”)
◾	D Fast Dağıtım Hizmetleri ve Lojistik A.Ş. (“D-Fast” or “Hepsijet”)
◾	Hepsi Finansal Danışmanlık A.Ş. (“Hepsi Finansal”)
◾	Hepsi Finansman A.Ş. (“Hepsi Finansman”) (former trade name “Doruk Finansman A.Ş.”)
◾	Hepsiburada Global B.V. (“Hepsiburada Global”)
◾	Hepsiburada Global Elektronik Hizmetler Ticaret ve Pazarlama A.Ş. (“Hepsiburada Global A.Ş.”)

D-Ödeme was founded on 4 June 2015 and operates as a payment services provider offering payment gateway and e-money services. D-Ödeme obtained its operational licence from Banking Regulation and Supervision Agency of Türkiye (“BRSA”) on 20 February 2016. D-Ödeme commenced its first payment service transaction on 15 June 2016. D-Ödeme launched Hepsipay Cüzdanım (Wallet) in June 2021, an embedded digital wallet product on Hepsiburada platform.

D-Fast was founded on 26 February 2016 and operates as a cargo and logistic firm which provides last mile delivery services to the customers of Hepsiburada and other companies.

NOTE 1 – ORGANISATION AND NATURE OF OPERATIONS (Continued)

Subsidiaries (Continued)

Hepsi Finansal was founded on 1 December 2021. Hepsi Finansal aims to operate as a holding company for the fintech operations of the Group and to provide financial solutions to the customers of Hepsiburada. Hepsi Finansal is the parent company of the Hepsi Finansman A.Ş.

Hepsi Finansman was acquired by the Group on 28 February 2022 and the Group aims to offer its customers consumer financing solutions through Hepsi Finansman. Hepsi Finansman was founded on 24 April 2006 and obtained its operational license from the BRSA in 2008. Hepsi Finansman operates as a consumer financing company in Türkiye.

Hepsiburada Global was founded on 28 July 2023 in the Netherlands. Hepsiburada Global aims to facilitate Hepsiburada’s integration with European payment solutions and marketplaces.

Hepsiburada Global A.Ş. was founded on 29 March 2024 in Türkiye. Hepsiburada Global A.Ş. aims to facilitate to manage Hepsiburada’s cross border e-commerce operations.